INCOME TAXES - Components of the deferred tax asset (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 10,905,027	$ 4,796,086
Accruals	425,447	114,117
Credits	167,053	102,705
Operating lease liabilities	228,393	224,047
Other	139,161	153,924
Gross deferred tax assets	11,865,081	5,390,879
Less: valuation allowance	(11,405,336)	(5,114,407)
Net deferred tax assets	459,745	276,472
Deferred tax liabilities
Depreciation and amortization	(88,716)	(40,046)
Right of use assets	(213,786)	(209,608)
Other	$ (157,243)	$ (26,819)